INCOME TAXES - Reconciliation of income tax expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Domestic statutory tax rate (in percent)	26.50%	26.50%	26.50%
Income taxes at domestic statutory tax rate	$ 253.1	$ 231.5	$ 233.6
(Reduction) increase resulting from:
Non-deductible charges, non-taxable income and differences between current and future tax rates	(0.5)	(5.7)	(1.5)
Tax consolidation transactions	(48.9)	(47.0)	(44.7)
Other	(5.8)	1.5	0.5
Income taxes	$ 197.9	$ 180.3	$ 187.9